June 30, 2000                                  . Pacific Select Fund

                                               . Pacific Corinthian Variable
                                                 Separate Account of
                                                 Pacific Life Insurance Company






                                  Semi-Annual
                                      Reports












                                                              PACIFIC CORINTHIAN

                               TABLE OF CONTENTS

        PACIFIC SELECT FUND

        Chairman's Letter................................................... A-1

        Performance Discussion.............................................. A-2

        Financial Statements:

          Statements of Assets and Liabilities.............................. B-1

          Statements of Operations.......................................... B-4

          Statements of Changes in Net Assets............................... B-7

        Financial Highlights................................................ C-1

        Schedules of Investments ........................................... D-1

        Notes to Financial Statements....................................... E-1

        Special Meeting of Shareholders..................................... F-1

        PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT

        Financial Statements:

          Statement of Assets and Liabilities............................... G-1

          Statement of Operations........................................... G-2

          Statement of Changes in Net Assets................................ G-3

        Notes to Financial Statements....................................... H-1

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2000 (Unaudited)
(In thousands)

                    Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                       I        II      III       IV      VII      IX        X        XI      XII      XIII     XIV
                    -------------------------------------------------------------------------------------------------
ASSETS
Investments in
Pacific Select
Fund:
 Money Market
 Portfolio.........  $2,879
 Equity Portfolio..          $60,204
 Bond and Income
 Portfolio ........                    $9,797
 Government
 Securities
 Portfolio.........                              $977
 Equity Income
 Portfolio.........                                     $10,746
 Multi-Strategy
 Portfolio.........                                               $6,564
 Managed Bond
 Portfolio.........                                                         $276
 High Yield Bond
 Portfolio.........                                                                  $152
 Equity Index
 Portfolio.........                                                                          $3,823
 International
 Value Portfolio
 (1)...............                                                                                   $1,032
 Growth LT
 Portfolio.........                                                                                           $10,848
Receivables:
 Fund shares
 redeemed..........                2
                    -------------------------------------------------------------------------------------------------
Total Assets.......   2,879   60,206    9,797     977    10,746    6,564     276      152     3,823    1,032   10,848
                    -------------------------------------------------------------------------------------------------
LIABILITIES
Payables:
 Due to Pacific
 Life Insurance
 Company...........                2
 Other liabilities.       6      489       50       2       124       11                          7        1       23
                    -------------------------------------------------------------------------------------------------
Total Liabilities..       6      491       50       2       124       11                          7        1       23
                    -------------------------------------------------------------------------------------------------
NET ASSETS.........  $2,873  $59,715   $9,747    $975   $10,622   $6,553    $276     $152    $3,816   $1,031  $10,825
                    -------------------------------------------------------------------------------------------------
Shares Owned in
each Portfolio.....     285    1,728      868      95       431      421      26       18       102       59      278
                    -------------------------------------------------------------------------------------------------
Cost of
Investments........  $2,864  $25,286  $10,072    $972    $6,414   $5,102    $288     $169    $2,794     $895   $7,990
                    -------------------------------------------------------------------------------------------------

(1) Formerly named International Portfolio.

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF OPERATIONS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                    Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable Variable
                    Account  Account  Account  Account  Account  Account  Account  Account  Account  Account  Account
                       I        II      III       IV      VII      IX        X        XI      XII      XIII     XIV
                    --------------------------------------------------------------------------------------------------
INVESTMENT INCOME
 Dividends.........   $86     $3,954    $335     $28       $967    $589      $9       $8       $57      $29    $1,665
EXPENSES
 Mortality and
 expense risk fees
 and operating
 expenses..........    19        364      61       6         67      41       2        1        22        5        65
                    --------------------------------------------------------------------------------------------------
Net Investment
Income.............    67      3,590     274      22        900     548       7        7        35       24     1,600
                    --------------------------------------------------------------------------------------------------
NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS
 Net realized gain
 (loss) from
 security
 transactions......     3      3,538     (57)     (5)       637     233      (5)      (6)       (8)      (3)      (33)
 Net unrealized
 appreciation
 (depreciation) on
 investments.......     1     (7,812)    238      18     (1,786)   (780)      8       (4)      (76)     (39)   (2,012)
                    --------------------------------------------------------------------------------------------------
Net Realized and
Unrealized Gain
(Loss) on
Investments........     4     (4,274)    181      13     (1,149)   (547)      3      (10)      (84)     (42)   (2,045)
                    --------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS RESULTING
FROM OPERATIONS ...   $71      ($684)   $455     $35      ($249)     $1     $10      ($3)     ($49)    ($18)    ($445)
                    --------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE PERIOD ENDED JUNE 30, 2000 (Unaudited)
(In thousands)

                            Variable Variable  Variable Variable Variable  Variable Variable Variable Variable Variable Variable
                            Account  Account   Account  Account  Account   Account  Account  Account  Account  Account  Account
                               I        II       III       IV      VII       IX        X        XI      XII      XIII     XIV
                            ----------------------------------------------------------------------------------------------------
INCREASE
(DECREASE) IN NET
ASSETS
FROM OPERATIONS
 Net investment
 income...........              $67   $3,590      $274     $22      $900      $548      $7       $7       $35      $24   $1,600
 Net realized gain
 (loss) from
 security
 transactions.....                3    3,538       (57)     (5)      637       233      (5)      (6)       (8)      (3)     (33)
 Net unrealized
 appreciation
 (depreciation)
 on investments...                1   (7,812)      238      18    (1,786)     (780)      8       (4)      (76)     (39)  (2,012)
                            ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from Operations.       71     (684)      455      35      (249)        1      10       (3)      (49)     (18)    (445)
                            ----------------------------------------------------------------------------------------------------

INCREASE
(DECREASE) IN NET
ASSETS
FROM ACCOUNT
TRANSACTIONS
 Transfer of net
 premiums.........                        23         3                                                                        5
 Transfers between
 variable
 accounts, net....             (403)    (215)     (479)     (2)     (480)     (241)    (13)     (35)      399      383    2,476
 Transfers--policy
 charges and
 deductions.......              (17)    (370)      (72)                                                   (11)      18     (101)
 Transfers--
 surrenders.......             (136)  (5,192)   (1,058)   (241)     (950)     (721)    (17)      (2)     (138)    (120)    (484)
 Transfers--other.                         9        (1)                1        (1)
                            ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Account
Transactions......             (556)  (5,745)   (1,607)   (243)   (1,429)     (963)    (30)     (37)      250      281    1,896
                            ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS............             (485)  (6,429)   (1,152)   (208)   (1,678)     (962)    (20)     (40)      201      263    1,451
                            ----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of
 Period...........            3,358   66,144    10,899   1,183    12,300     7,515     296      192     3,615      768    9,374
                            ----------------------------------------------------------------------------------------------------
 End of Period....           $2,873  $59,715    $9,747    $975   $10,622    $6,553    $276     $152    $3,816   $1,031  $10,825
                            ----------------------------------------------------------------------------------------------------

See Notes to Financial Statements

PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 1999
(In thousands)

                     Variable Variable  Variable  Variable Variable  Variable Variable Variable Variable Variable Variable
                     Account  Account   Account   Account  Account   Account  Account  Account  Account  Account  Account
                        I        II       III        IV      VII       IX        X        XI      XII      XIII     XIV
                      ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM OPERATIONS
 Net investment
 income............     $122   $3,701    $1,183       $61   $1,135      $586     $24      $18       $12     $21      $311
 Net realized gain
 (loss) from
 security
 transactions......        1    4,583       163        (2)   1,261       388      (9)     (13)       33      (4)       35
 Net unrealized
 appreciation
 (depreciation)
 on investments....        9   11,036    (2,536)      (97)    (851)     (521)    (26)      (1)      516     109     3,650
                      ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets
Resulting from
Operations.........      132   19,320    (1,190)      (38)   1,545       453     (11)       4       561     126     3,996
                      ----------------------------------------------------------------------------------------------------
INCREASE (DECREASE)
IN NET ASSETS
FROM ACCOUNT
TRANSACTIONS (1)
 Transfer of net
 premiums..........                51         3                 10         9       5                  8                19
 Transfers between
 variable accounts,
 net...............      (62)    (537)     (507)       38     (187)     (192)     77      (39)      592      18     3,044
 Transfers--policy
 charges and
 deductions........     (586)  (5,646)   (3,391)      (42)  (1,020)   (1,411)    (32)     (58)     (260)    (89)     (359)
 Transfers--
 surrenders........     (323)  (5,064)     (305)       (1)  (2,486)     (191)    (32)     (33)     (184)    (11)     (717)
 Transfers--other..       (1)    (182)      (10)               (23)       (4)                        (2)     (1)      (14)
                      ----------------------------------------------------------------------------------------------------
Net Increase
(Decrease) in Net
Assets Derived
from Account
Transactions.......     (972) (11,378)   (4,210)       (5)  (3,706)   (1,789)     18     (130)      154     (83)    1,973
                      ----------------------------------------------------------------------------------------------------
NET INCREASE
(DECREASE) IN NET
ASSETS.............     (840)   7,942    (5,400)      (43)  (2,161)   (1,336)      7     (126)      715      43     5,969
                      ----------------------------------------------------------------------------------------------------

NET ASSETS
 Beginning of Year.    4,198   58,202    16,299     1,226   14,461     8,851     289      318     2,900     725     3,405
                      ----------------------------------------------------------------------------------------------------
 End of Year.......   $3,358  $66,144   $10,899    $1,183  $12,300    $7,515    $296     $192    $3,615    $768    $9,374
                      ----------------------------------------------------------------------------------------------------

(1) This section has been reclassified to conform with current year presentation.

See Notes to Financial Statements

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                         NOTES TO FINANCIAL STATEMENTS
                                  (Unaudited)

1. ORGANIZATION

 Pacific Corinthian Variable Separate Account (the "Separate Account") of Pacific Life Insurance Company ("Pacific Life") is a separate investment account originally established by a resolution of the Board of Directors of Pacific Corinthian Life Insurance Company ("PCL").

 PCL, formerly a wholly owned subsidiary of Pacific Life, was a stock life insurance company organized under the laws of the State of California.

 PCL was formed to rehabilitate the business of First Capital Life Insurance Company ("FCL") under a five-year rehabilitation plan ("the Plan"). Under the terms of the Plan, FCL's insurance policies in force, primarily individual annuities and universal life insurance, were restructured and assumed by PCL on December 31, 1992, pursuant to an assumption reinsurance agreement and asset purchase agreement. On September 30, 1997, PCL completed the Plan of FCL. On October 30, 1997, PCL was merged into Pacific Life, with Pacific Life as the surviving entity. The Separate Account remained intact and became a Separate Account of Pacific Life.

 The Separate Account held by Pacific Life represents funds from individual flexible premium deferred annuity and variable accumulation contracts. The assets of the Separate Account are carried at market value.

 The Separate Account which operates as a unit investment trust under the Investment Company Act of 1940, as amended, is divided into subaccounts ("Variable Accounts"). The assets in each Variable Account are invested in shares of the corresponding portfolios of Pacific Select Fund (the "Fund") as follows:

                     Portfolios
                     ----------

 Variable Account I     Money Market Portfolio
 Variable Account II    Equity Portfolio
 Variable Account III   Bond and Income Portfolio
 Variable Account IV    Government Securities Portfolio
 Variable Account VII   Equity Income Portfolio
 Variable Account IX    Multi-Strategy Portfolio
 Variable Account X     Managed Bond Portfolio
 Variable Account XI    High Yield Bond Portfolio
 Variable Account XII   Equity Index Portfolio
 Variable Account XIII  International Value Portfolio*
 Variable Account XIV   Growth LT Portfolio

* Formerly named International Portfolio.

 Each Variable Account pursues different investment objectives and policies. The financial statements of the Fund, including the schedules of investments, are included in Sections B through E of this report and should be read in conjunction with the Separate Account's financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

 The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

 A. Valuation of Investments

 Investments in shares of the Fund are valued at the reported net asset values of the respective portfolios. Valuation of securities held by the Fund is discussed in the notes to its financial statements.

 B. Security Transactions and Investment Income

 Transactions are recorded on the trade date. Realized gains and losses on sales of investments are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date.

 C. Federal Income Taxes

 The operations of the Separate Account will be reported on the Federal income tax return of Pacific Life, which is taxed as a life insurance company under the provisions of the Tax Reform Act of 1986. Under current tax law, no Federal income taxes are expected to be paid by Pacific Life with respect to the operations of the Separate Account.

3. DIVIDENDS

 During the six-month period ended June 30, 2000, the Fund declared dividends for each portfolio invested by the Separate Account. The amounts accrued by the Separate Account for its share of the dividends were reinvested in additional full and fractional shares of the related portfolio.

4. CONTRACT CHARGES

 A contingent deferred sales charge may be deducted upon partial or complete withdrawal or upon annuitization of a Contract.

 An annual contract maintenance charge of $30 is imposed on all Contracts on December 31 of each year. The charge covers the cost of Contract administration and is apportioned equally among the Accounts to which the Contract Value is allocated.

                 PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)


 Mortality and expense risks assumed by Pacific Life are compensated for by a charge equivalent to an annual rate of 1.19% of the value of each Variable Account's net assets of which approximately 1.00% is for assuming mortality risks and 0.19% is for assuming expense risks.

 In addition, the Separate Account bears certain of its operating expenses, subject to Pacific Life's guarantee that such expenses will not exceed 0.25% of each Variable Account's average daily net assets annually. Pacific Life further guarantees that the ordinary operating expenses of a Variable Account together with the operating expenses incurred by its underlying Fund Portfolio, exclusive of advisory and management fees, interest, taxes, brokerage commissions, transaction costs or extraordinary expenses, will not exceed 0.6% of average daily net assets annually after consideration for any adjustment by the Fund's Investment Adviser for Fund expenses in excess of stated expense limitations, except that additional custodial costs associated with holding foreign securities and foreign taxes on dividends, interests and gains will also be excluded with respect to the underlying International Portfolio of the Fund.

5. RELATED PARTY AGREEMENT

 Pacific Select Distributors, Inc. (formerly Pacific Mutual Distributors, Inc.), a wholly-owned subsidiary of Pacific Life, serves as principal underwriter of variable annuity contracts funded by interests in the Separate Account, without remuneration from the Separate Account.


6. SELECTED ACCUMULATION UNIT** INFORMATION

 Selected accumulation unit information for the period ended June 30, 2000 were as follows:

-------------------------------------------------------------------------------------------------------
                             Accumulation
                              Unit Value
-------------------------------------------------------------------------------------------------------
                        At                                                           Number of Units
                      Begin-                          At End                           Outstanding
 Variable             ning of                           of                              at End of
 Accounts             Period                          Period                             Period
-------------------------------------------------------------------------------------------------------
    I                 $2.042                          $2.088                            1,375,738
    II                10.716                          10.631                            5,616,834
   III                 4.395                           4.591                            2,123,103
    IV                 2.075                           2.151                              453,345
   VII                 3.582                           3.515                            3,021,774
    IX                 2.722                           2.729                            2,401,734
    X                  1.366                           1.418                              194,733
    XI                 1.409                           1.385                              109,452
   XII                 3.203                           3.167                            1,205,103
   XIII                1.816                           1.759                              585,736
   XIV                 5.103                           4.934                            2,193,976
-------------------------------------------------------------------------------------------------------

** Accumulation Unit: unit of measure used to calculate the value of a Contract Owner's interest in a Variable Account during the Accumulation Period.

                  PACIFIC CORINTHIAN VARIABLE SEPARATE ACCOUNT
                   NOTES TO FINANCIAL STATEMENTS (Continued)
                                  (Unaudited)

7. SEPARATE ACCOUNT'S COST OF INVESTMENTS IN THE FUNDS SHARES

 The investment in the Fund shares are carried at identified cost, which represents the amount available for investment (including reinvested distributions of net investment income and realized gains) in such shares after deduction of mortality and expense risk and administrative charges (M&E). Total cost and market value of the Separate Account's investments in the Fund as of June 30, 2000 were as follows (amounts in thousands):

                                            Variable Accounts
                          -------------------------------------------------------
                          Variable Variable  Variable  Variable Variable Variable
                          Account  Account   Account   Account  Account  Account
                             I        II       III        IV      VII       IX
                          -------------------------------------------------------
Total cost of invest-
 ments at beginning of
 period                    $3,350  $23,904   $11,461    $1,197   $6,308   $5,283
Add: Total net proceeds
 from policy and M&E
 transactions                 728      586        13        35       28       47
  Reinvested distribu-
   tions from the Fund:
  (a) Net investment in-
   come                        86        4       335        28       48       93
  (b) Net realized gain              3,950                          919      496
                          -------------------------------------------------------
            Sub-Total       4,164   28,444    11,809     1,260    7,303    5,919
Less: Cost of invest-
 ments disposed during
 the period                 1,300    3,158     1,737       288      889      817
                          -------------------------------------------------------
Total cost of invest-
 ments at end of period     2,864   25,286    10,072       972    6,414    5,102
Add: Unrealized appreci-
 ation (depreciation)          15   34,918      (275)        5    4,332    1,462
                          -------------------------------------------------------
Total market value of
 investments at end of
 period                    $2,879  $60,204    $9,797      $977  $10,746   $6,564
                          -------------------------------------------------------

                          Variable Variable  Variable  Variable Variable
                          Account  Account   Account   Account  Account
                             X        XI       XII       XIII     XIV
                          ----------------------------------------------
Total cost of invest-
 ments at beginning of
 period                      $316     $205    $2,516      $594   $4,527
Add: Total net proceeds
     from policy and M&E
     transactions              21        4       891       393    2,455
     Reinvested distribu-
     tions from the Fund:
     (a) Net investment
         income                 9        8        18                 25
     (b) Net realized
         gain                                     39        29    1,640
                          ----------------------------------------------
            Sub-Total         346      217     3,464     1,016    8,647
Less: Cost of invest-
 ments disposed during
 the period                    58       48       670       121      657
                          ----------------------------------------------
Total cost of invest-
 ments at end of period       288      169     2,794       895    7,990
Add: Unrealized appreci-
 ation (depreciation)         (12)     (17)    1,029       137    2,858
                          ----------------------------------------------
Total market value of
 investments at end of
 period                      $276     $152    $3,823    $1,032  $10,848
                          ----------------------------------------------